Inventories, net (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventories
Inventory, Gross	¥ 93,413		¥ 72,428
Inventory valuation allowance	(4,087)		(4,370)
Inventories, net	89,326	$ 12,238	68,058
Products
Inventories
Inventory, Gross	91,631		71,297
Packing materials and others
Inventories
Inventory, Gross	¥ 1,782		¥ 1,131